Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plazas, Suite 2500
Houston, TX 77046-1173
713 626 1919
www.invesco.com

May 23, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Growth Series (Invesco Growth Series)
CIK No. 0000202032
	Series Portfolios (the “Funds”):	Invesco Balanced-Risk Retirement Now Fund
Invesco Balanced-Risk Retirement 2010 Fund
Invesco Balanced-Risk Retirement 2020 Fund
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund
Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements for the Funds as filed pursuant to Rule 497(e) under the 1933 Act on April 29, 2011 (Accession Number: 0000950123-11-042108).
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-4131.
Very truly yours,

/s/ Vilma Valdez Vilma Valdez
Counsel